Summary of Significant Accounting Policies (Details) - Schedule of earnings per shares basic and diluted - $ / shares		11 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Class A
Numerator:
Net income		$ 2,902,465	$ 9,130,474
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	[1]	11,144,578	25,000,000
Basic and diluted net income per share		$ 0.26	$ 0.37
Class B
Numerator:
Net income		$ 1,588,512	$ 2,282,618
Denominator:
Basic and diluted weighted average shares outstanding (in Shares)	[1]	6,099,398	6,250,000
Basic and diluted net income per share		$ 0.26	$ 0.37

[1]	For the period from February 2, 2021 (inception) through December 31, 2021 weighted average shares were reduced for the effect of an aggregate of 937,500 shares of common stock that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 5). On September 11, 2021, the over-allotment option expired and 937,500 shares of Class B common stock were forfeited.